Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2020
Notes
Nature of Operations and Continuance of Business

1.Nature of Operations and Continuance of Business

Kbridge Energy Corp. (the “Company”) was incorporated under the laws of British Columbia, Canada, on October 23, 2020. The Company has some oil and gas production in Alberta Canada and the Company also provides consulting services to the resource sector.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2020, the Company has a working capital deficit of $970,124 and has an accumulated deficit of $3,266,815 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material. Management intends to obtain additional funding by borrowing from its directors and third parties.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.